Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Oct. 31, 2020	Sep. 30, 2020	Jan. 31, 2017
Subsequent Event [Line Items]
Warrants exercisable to ordinary shares			231,989
Exercise price of warrants per share		$ 2.30769	$ 1.38
Subsequent Event | MVIL
Subsequent Event [Line Items]
Development funding received upon execution	$ 20.0
additional milestone payment to be received	$ 15.0
Warrants exercisable to ordinary shares	46,153,846
Exercise price of warrants per share	$ 0.13
Term of agreement	3 years